Shareholders’ Equity - Schedule of Restricted Shares Units (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Restricted Shares Units [Abstract]
Number of restricted share units outstanding, Beginning balance	742,300	1,492,100	2,500,650
Weighted average grant date fair value, Beginning balance	$ 2	$ 2	$ 2
Aggregate intrinsic value, Beginning balance	$ 640,976	$ 1,611,468	$ 6,826,775
Number of restricted share units outstanding, Vested	(742,300)	(742,300)	(779,800)
Weighted average grant date fair value, Vested	$ 2	$ 2	$ 2
Number of restricted share units outstanding, Forfeited		(7,500)	(228,750)
Weighted average grant date fair value, Forfeited		$ 2	$ 2
Number of restricted share units outstanding, Ending balance		742,300	1,492,100
Weighted average grant date fair value, Ending balance		$ 2	$ 2
Aggregate intrinsic value, Ending balance		$ 640,976	$ 1,611,468